Geographic Information - Net Sales by Region (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended			3 Months Ended								12 Months Ended																														1 Months Ended
	Jan. 25, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Successor [Member]	Sep. 30, 2013 Successor [Member]	Jun. 30, 2013 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Mar. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2013 Successor [Member] United States [Member]	Dec. 31, 2012 Successor [Member] United States [Member]	Dec. 31, 2011 Successor [Member] United States [Member]	Dec. 31, 2013 Successor [Member] Mexico [Member]	Dec. 31, 2012 Successor [Member] Mexico [Member]	Dec. 31, 2011 Successor [Member] Mexico [Member]	Dec. 31, 2013 Successor [Member] Canada [Member]	Dec. 31, 2012 Successor [Member] Canada [Member]	Dec. 31, 2011 Successor [Member] Canada [Member]	Dec. 31, 2013 Successor [Member] United Kingdom [Member]	Dec. 31, 2012 Successor [Member] United Kingdom [Member]	Dec. 31, 2011 Successor [Member] United Kingdom [Member]	Dec. 31, 2013 Successor [Member] France [Member]	Dec. 31, 2012 Successor [Member] France [Member]	Dec. 31, 2011 Successor [Member] France [Member]	Dec. 31, 2013 Successor [Member] China [Member]	Dec. 31, 2012 Successor [Member] China [Member]	Dec. 31, 2011 Successor [Member] China [Member]	Dec. 31, 2013 Successor [Member] Germany [Member]	Dec. 31, 2012 Successor [Member] Germany [Member]	Dec. 31, 2011 Successor [Member] Germany [Member]	Dec. 31, 2013 Successor [Member] Spain [Member]	Dec. 31, 2012 Successor [Member] Spain [Member]	Dec. 31, 2011 Successor [Member] Spain [Member]	Dec. 31, 2013 Successor [Member] Other [Member]	Dec. 31, 2012 Successor [Member] Other [Member]	Dec. 31, 2011 Successor [Member] Other [Member]	Jan. 25, 2011 Predecessor [Member]	Jan. 25, 2011 Predecessor [Member] United States [Member]	Jan. 25, 2011 Predecessor [Member] Mexico [Member]	Jan. 25, 2011 Predecessor [Member] Canada [Member]	Jan. 25, 2011 Predecessor [Member] United Kingdom [Member]	Jan. 25, 2011 Predecessor [Member] France [Member]	Jan. 25, 2011 Predecessor [Member] China [Member]	Jan. 25, 2011 Predecessor [Member] Germany [Member]	Jan. 25, 2011 Predecessor [Member] Spain [Member]	Jan. 25, 2011 Predecessor [Member] Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 78,842	$ 995,930	$ 984,497	$ 910,179	$ 245,600	$ 252,100	$ 252,400	$ 245,800	$ 238,500	$ 249,800	$ 234,600	$ 261,600	$ 995,930	$ 984,497	$ 910,179	$ 820,700	$ 840,300	$ 767,600	$ 37,500	$ 22,200	$ 23,800	$ 33,800	$ 32,700	$ 30,000	$ 14,300	$ 12,200	$ 14,100	$ 13,500	$ 11,700	$ 12,600	$ 12,700	$ 8,500	$ 6,700	$ 10,100	$ 8,900	$ 7,100	$ 7,900	$ 4,600	$ 4,900	$ 45,400	$ 43,400	$ 43,400	$ 78,842	$ 67,400	$ 2,400	$ 2,600	$ 1,000	$ 1,200	$ 200	$ 500	$ 500	$ 3,000